ACHIEVEMENT SERIES AND EDUCATOR SERIES
                       CONSECO VARIABLE ANNUITY ACCOUNT E
                       CONSECO VARIABLE INSURANCE COMPANY

                        SUPPLEMENT DATED JANUARY 1, 2001

The following supplements certain information contained in your prospectus for the Achievement Series and Educator Series fixed and variable annuity:

1. Effective as of the date of this supplement, you may also invest in the following Variable Account Investment Options:

    PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
    MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
    Pioneer Fund VCT Portfolio
    Pioneer Equity-Income VCT Portfolio
    Pioneer Europe VCT Portfolio

2. As of the date of this Supplement, you may invest in the INVESCO VIF--High Yield Fund and the INVESCO VIF--Equity-Income Fund of INVESCO Variable Investment Funds, Inc. Information regarding these funds is contained in the prospectus.

3.  The following is added to the "Annual Fund Expenses" table:

                                                                                                TOTAL ANNUAL
                                                                         OTHER EXPENSES*    PORTFOLIO EXPENSES*
                                                                         (AFTER EXPENSE       (AFTER EXPENSE
                                                                        REIMBURSEMENT, IF    REIMBURSEMENT, IF
                                         MANAGEMENT                     ANY, FOR CERTAIN     ANY, FOR CERTAIN
                                            FEES           12B-1 FEES      PORTFOLIOS)          PORTFOLIOS)
-------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                  .65%              .25%            .07%                  .97%
Pioneer Equity-Income VCT Portfolio         .65%              .25%            .09%                  .99%
Pioneer Europe VCT Portfolio**             1.00%              .25%            .47%                 1.72%

 * Expenses for fiscal year ended December 31, 2000 are estimated.
** Absent expense offsets, other expenses are estimated to be .49% for the year ended December 31, 2000.

4. The following Examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the sub-account listed: (a) if you surrender the Contract at the end of the time periods; (b) if you elect to annuitize your Contract; (c) if you do not surrender your Contract at the end of each time period.

                                                         TIME PERIODS
                                                   1 YEAR            3 YEARS
--------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio ...................    (a) $110          (a) $149
                                                  (b) $110          (b) $149
                                                  (c) $ 25          (c) $ 78

Pioneer Equity-Income VCT Portfolio...........    (a) $111          (a) $150
                                                  (b) $111          (b) $150
                                                  (c) $ 26          (c) $ 78

Pioneer Europe VCT Portfolio .................    (a) $118          (a) $172
                                                  (b) $118          (b) $172
                                                  (c) $ 33          (c) $100

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5.  The following per accumulation unit values for the period ended September
    30, 2000 are added to Appendix A:

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
--------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO (a)
Accumulation unit value at beginning of period ....................      $5.016
Accumulation unit value at end of period ..........................      $4.780
Percentage change in accumulation unit value ......................       -4.71%
Number of accumulation units outstanding at end of period .........   4,297,989

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (a)
Accumulation unit value at beginning of period ....................      $2.216
Accumulation unit value at end of period ..........................      $1.991
Percentage change in accumulation unit value ......................      -10.15%
Number of accumulation units outstanding at end of period .........   6,417,164

ALGER AMERICAN GROWTH PORTFOLIO (c)
Accumulation unit value at beginning of period ....................      $2.492
Accumulation unit value at end of period ..........................      $2.463
Percentage change in accumulation unit value ......................       -1.16%
Number of accumulation units outstanding at end of period .........   8,580,867

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (c)
Accumulation unit value at beginning of period ....................      $1.869
Accumulation unit value at end of period ..........................      $2.249
Percentage change in accumulation unit value ......................       20.31%
Number of accumulation units outstanding at end of period .........   2,560,122

--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
--------------------------------------------------------------------------------
VP INTERNATIONAL (d)
Accumulation unit value at beginning of period ....................      $2.071
Accumulation unit value at end of period ..........................      $1.799
Percentage change in accumulation unit value ......................      -13.11%
Number of accumulation units outstanding at end of period .........     739,270

VP VALUE (d)
Accumulation unit value at beginning of period ....................      $1.239
Accumulation unit value at end of period ..........................      $1.281
Percentage change in accumulation unit value ......................        3.40%
Number of accumulation units outstanding at end of period .........   2,497,358

VP INCOME & GROWTH (e)
Accumulation unit value at beginning of period ....................      $1.259
Accumulation unit value at end of period ..........................      $1.198
Percentage change in accumulation unit value ......................       -4.86%
Number of accumulation units outstanding at end of period .........   1,074,625

--------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
--------------------------------------------------------------------------------
BERGER IPT-GROWTH FUND (c)
Accumulation unit value at beginning of period ....................      $1.947
Accumulation unit value at end of period ..........................      $2.178
Percentage change in accumulation unit value ......................       11.85%
Number of accumulation units outstanding at end of period .........   1,844,182

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                                       2

BERGER IPT-GROWTH AND INCOME FUND (c)
Accumulation unit value at beginning of period ....................      $2.630
Accumulation unit value at end of period ..........................      $2.869
Percentage change in accumulation unit value ......................        9.07%
Number of accumulation units outstanding at end of period .........   3,467,018

BERGER IPT-NEW GENERATION FUND (f)
Accumulation unit value at beginning of period ....................      $1.000
Accumulation unit value at end of period ..........................      $1.040
Percentage change in accumulation unit value ......................        4.00%
Number of accumulation units outstanding at end of period .........     463,319

BERGER IPT-SMALL COMPANY GROWTH FUND (c)
Accumulation unit value at beginning of period ....................      $2.234
Accumulation unit value at end of period ..........................      $2.573
Percentage change in accumulation unit value ......................       15.16%
Number of accumulation units outstanding at end of period .........   1,513,626

BERGER IPT-INTERNATIONAL FUND (d)
Accumulation unit value at beginning of period ....................      $1.439
Accumulation unit value at end of period ..........................      $1.290
Percentage change in accumulation unit value ......................      -10.37%
Number of accumulation units outstanding at end of period .........   1,859,307

--------------------------------------------------------------------------------
CONSECO SERIES TRUST:
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (b)
Accumulation unit value at beginning of period ....................      $2.772
Accumulation unit value at end of period ..........................      $3.346
Percentage change in accumulation unit value ......................       20.73%
Number of accumulation units outstanding at end of period .........   7,546,254

EQUITY PORTFOLIO (b)
Accumulation unit value at beginning of period ....................      $4.068
Accumulation unit value at end of period ..........................      $5.159
Percentage change in accumulation unit value ......................       26.80%
Number of accumulation units outstanding at end of period .........  10,340,325

FIXED INCOME PORTFOLIO (b)
Accumulation unit value at beginning of period ....................      $1.345
Accumulation unit value at end of period ..........................      $1.419
Percentage change in accumulation unit value ......................        5.51%
Number of accumulation units outstanding at end of period .........   6,280,489

CONSECO 20 FOCUS PORTFOLIO (c)
Accumulation unit value at beginning of period ....................      $1.000
Accumulation unit value at end of period ..........................      $1.336
Percentage change in accumulation unit value ......................       33.60%
Number of accumulation units outstanding at end of period .........     702,655

GOVERNMENT SECURITIES PORTFOLIO (b)
Accumulation unit value at beginning of period ....................      $1.268
Accumulation unit value at end of period ..........................      $1.342
Percentage change in accumulation unit value ......................        5.86%
Number of accumulation units outstanding at end of period .........   2,883,505

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                                       3

HIGH YIELD PORTFOLIO (c)
Accumulation unit value at beginning of period ....................      $1.000
Accumulation unit value at end of period ..........................      $1.010
Percentage change in accumulation unit value ......................        1.00%
Number of accumulation units outstanding at end of period .........     107,562

MONEY MARKET PORTFOLIO (b)
Accumulation unit value at beginning of period ....................      $1.219
Accumulation unit value at end of period ..........................      $1.261
Percentage change in accumulation unit value ......................        3.43%
Number of accumulation units outstanding at end of period .........  11,398,125

--------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (a):
--------------------------------------------------------------------------------
Accumulation unit value at beginning of period ....................      $2.757
Accumulation unit value at end of period ..........................      $2.686
Percentage change in accumulation unit value ......................       -2.59%
Number of accumulation units outstanding at end of period .........  17,347,166

--------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (a):
--------------------------------------------------------------------------------
Accumulation unit value at beginning of period ....................      $2.910
Accumulation unit value at end of period ..........................      $2.933
Percentage change in accumulation unit value ......................        0.80%
Number of accumulation units outstanding at end of period .........   3,549,193

--------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
--------------------------------------------------------------------------------
DREYFUS VIF DISCIPLINED STOCK PORTFOLIO (e)
Accumulation unit value at beginning of period ....................      $1.252
Accumulation unit value at end of period ..........................      $1.254
Percentage change in accumulation unit value ......................        0.16%
Number of accumulation units outstanding at end of period .........   1,993,776

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO (e)
Accumulation unit value at beginning of period ....................      $1.187
Accumulation unit value at end of period ..........................      $1.079
Percentage change in accumulation unit value ......................       -9.10%
Number of accumulation units outstanding at end of period .........     322,296

--------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
--------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II (a)
Accumulation unit value at beginning of period ....................      $1.379
Accumulation unit value at end of period ..........................      $1.335
Percentage change in accumulation unit value ......................       -3.17%
Number of accumulation units outstanding at end of period .........   2,505,538

FEDERATED INTERNATIONAL EQUITY FUND II (a)
Accumulation unit value at beginning of period ....................      $2.683
Accumulation unit value at end of period ..........................      $2.278
Percentage change in accumulation unit value ......................      -15.10%
Number of accumulation units outstanding at end of period .........     993,888

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                                       4

FEDERATED UTILITY FUND II (a)
Accumulation unit value at beginning of period ....................      $1.737
Accumulation unit value at end of period ..........................      $1.708
Percentage change in accumulation unit value ......................       -1.66%
Number of accumulation units outstanding at end of period .........   1,609,239

--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
--------------------------------------------------------------------------------
INVESCO VIF-HIGH YIELD FUND (e)
Accumulation unit value at beginning of period ....................      $1.024
Accumulation unit value at end of period ..........................      $0.995
Percentage change in accumulation unit value ......................       -2.80%
Number of accumulation units outstanding at end of period .........   4,635,120

INVESCO VIF-EQUITY INCOME FUND (e)
Accumulation unit value at beginning of period ....................      $1.166
Accumulation unit value at end of period ..........................      $1.221
Percentage change in accumulation unit value ......................        4.75%
Number of accumulation units outstanding at end of period .........     520,348

--------------------------------------------------------------------------------
JANUS ASPEN SERIES:
--------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ....................      $4.407
Accumulation unit value at end of period ..........................      $4.329
Percentage change in accumulation unit value ......................       -1.77%
Number of accumulation units outstanding at end of period .........   6,128,840

GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ....................      $3.135
Accumulation unit value at end of period ..........................      $3.194
Percentage change in accumulation unit value ......................        1.89%
Number of accumulation units outstanding at end of period .........  10,661,774

WORLDWIDE GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ....................      $3.827
Accumulation unit value at end of period ..........................      $3.661
Percentage change in accumulation unit value ......................       -4.34%
Number of accumulation units outstanding at end of period .........  13,512,656

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
--------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO (e)
Accumulation unit value at beginning of period ....................      $1.126
Accumulation unit value at end of period ..........................      $1.115
Percentage change in accumulation unit value ......................       -0.94%
Number of accumulation units outstanding at end of period .........     184,534

LAZARD RETIREMENT SMALL CAP PORTFOLIO (e)
Accumulation unit value at beginning of period ....................      $0.887
Accumulation unit value at end of period ..........................      $1.006
Percentage change in accumulation unit value ......................       13.45%
Number of accumulation units outstanding at end of period .........     452,736

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

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
--------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME PORTFOLIO (e)
Accumulation unit value at beginning of period ....................      $1.156
Accumulation unit value at end of period ..........................      $1.215
Percentage change in accumulation unit value ......................        5.06%
Number of accumulation units outstanding at end of period .........     949,637

--------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
--------------------------------------------------------------------------------
Growth and Income Portfolio (e)
Accumulation unit value at beginning of period ....................      $1.077
Accumulation unit value at end of period ..........................      $1.025
Percentage change in accumulation unit value ......................       -4.82%
Number of accumulation units outstanding at end of period .........      97,020

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
--------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO (d)
Accumulation unit value at beginning of period ....................      $1.075
Accumulation unit value at end of period ..........................      $1.109
Percentage change in accumulation unit value ......................        3.21%
Number of accumulation units outstanding at end of period .........   1,389,105

PARTNERS PORTFOLIO (d)
Accumulation unit value at beginning of period ....................      $1.349
Accumulation unit value at end of period ..........................      $1.337
Percentage change in accumulation unit value ......................       -0.89%
Number of accumulation units outstanding at end of period .........   3,192,964

--------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
--------------------------------------------------------------------------------
NOVA FUND (g)
Accumulation unit value at beginning of period ....................     $18.407
Accumulation unit value at end of period ..........................     $17.573
Percentage change in accumulation unit value ......................       -4.53%
Number of accumulation units outstanding at end of period .........       3,368

OTC FUND (g)
Accumulation unit value at beginning of period ....................     $39.086
Accumulation unit value at end of period ..........................     $36.495
Percentage change in accumulation unit value ......................       -6.63%
Number of accumulation units outstanding at end of period .........      44,206

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:
--------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (f)
Accumulation unit value at beginning of period ....................      $1.000
Accumulation unit value at end of period ..........................      $0.774
Percentage change in accumulation unit value ......................      -22.60%
Number of accumulation units outstanding at end of period .........     608,826

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (f)
Accumulation unit value at beginning of period ....................      $1.000
Accumulation unit value at end of period ..........................      $0.845
Percentage change in accumulation unit value ......................      -15.50%
Number of accumulation units outstanding at end of period .........     245,440

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                                       6

--------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
--------------------------------------------------------------------------------
STRONG MID CAP GROWTH FUND II (d)
Accumulation unit value at beginning of period ....................      $3.018
Accumulation unit value at end of period ..........................      $3.331
Percentage change in accumulation unit value ......................       10.38%
Number of accumulation units outstanding at end of period .........   2,017,838

--------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II:
--------------------------------------------------------------------------------
OPPORTUNITY FUND II (d)
Accumulation unit value at beginning of period ....................      $1.832
Accumulation unit value at end of period ..........................      $1.918
Percentage change in accumulation unit value ......................        4.70%
Number of accumulation units outstanding at end of period .........   1,239,774

--------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
--------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND (a)
Accumulation unit value at beginning of period ....................      $0.988
Accumulation unit value at end of period ..........................      $1.063
Percentage change in accumulation unit value ......................        7.59%
Number of accumulation units outstanding at end of period .........   1,370,857

WORLDWIDE BOND FUND (a)
Accumulation unit value at beginning of period ....................      $1.050
Accumulation unit value at end of period ..........................      $1.006
Percentage change in accumulation unit value ......................       -4.21%
Number of accumulation units outstanding at end of period .........     488,339

WORLDWIDE EMERGING MARKETS FUND (c)
Accumulation unit value at beginning of period ....................      $1.270
Accumulation unit value at end of period ..........................      $0.950
Percentage change in accumulation unit value ......................      -25.19%
Number of accumulation units outstanding at end of period .........   2,402,164

WORLDWIDE REAL ESTATE FUND (e)
Accumulation unit value at beginning of period ....................      $0.823
Accumulation unit value at end of period ..........................      $0.930
Percentage change in accumulation unit value ......................       13.05%
Number of accumulation units outstanding at end of period .........     107,351

----------
(a) This unit value was $1.000 on the inception date of June 1, 1995.
(b) This unit value was $1.000 on the inception date of July 25, 1994.
(c) This unit value was $1.000 on the inception date of May 1, 1996.
(d) This unit value was $1.000 on the inception date of May 1, 1997.
(e) This unit value was $1.000 on the inception date of May 1, 1998.
(f) This unit value was $1.000 on the inception date of May 1, 2000.
(g) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

There are no accumulation unit values shown for the sub-accounts investing Pioneer Fund VCT Portfolio, Pioneer Equity-Income VCT Portfolio and Pioneer Europe VCT Portfolio because they were not available under the Contract until the date of this supplement.

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                                       7

6.  The following is added to Appendix B:

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the Contract:

PIONEER FUND VCT PORTFOLIO

The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

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